UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      028-04914

Northeast Investors Trust
(Exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(Address of principal executive offices) (Zip code)

David Randall
150 Federal Street, Room 1000
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2005

Date of reporting period:  March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2006

Table of Contents
Letter to Shareholders                                          1
Historical Information                                          2
Summary of Net Assets                                           5
Schedule of Investments                                         6
Financial Statements                                            13
Financial Highlights                                            16
Notes to the Financial Statements                               17
Trustees & Officers                                             20

Dear Fellow Shareholders,
After a solid year in fiscal 2005, Northeast Investors Trust began fiscal 2006 with a first-half total return of 4.7%, which compares favorably to the 3.5% return of the Merrill Lynch High Yield Master II Index.

Reasons for this outperformance include our strategy of adding incremental yield to the portfolio by investing in companies that had been impacted by rising energy or input costs. Our thesis had been that such cost pressures would ultimately recede or that the companies in question would be able to pass along such costs to their customers, and, when that had occurred, that financial results would improve and bond prices would rise. This strategy had been dealt a setback when Hurricane Katrina hit the Gulf Coast last year, pushing energy prices even higher, but more recently we have witnessed some very favorable movements in those security prices.

Our thesis on this microeconomic issue was one factor leading to our macroeconomic view that inflation at the consumer level would face some pressures, and accordingly we had also overweighted the portfolio with shorter-term bonds and with so-called "event-driven" bonds, both of which do not correlate strongly with changes in Treasury bond prices. As the yield on the benchmark 10-year Treasury rose from 4% to over 5%, this investment posture protected us well against an associated decline in our holdings.

Looking forward, our general approach is one of caution. The rise in Treasury yields has put pressure on the yield premia of high yield bonds, and we cannot be sure that this rise in government interest rates has fully flowed through to our market. Thus, we would be apprehensive that yields in our market could rise independent of further increases in Treasury yields. We are, however, encouraged that the "flat" yield curve now offers yields at the shorter end of the maturity spectrum that seem compensatory.

We also are concerned about the general amount of risk being taken on in the financial system, as represented by such developments as the enormous growth in derivatives trading and by leveraged investments being made by aggressive investment firms which may or may not have stable or permanent capital bases. These issues are a relevant concern for us, because, in our effort to reduce the average maturity of our portfolio and yet still search for yield, our holdings often overlap with those held by such investors. We recall the temporary but significant disruption in the markets in 1998, when the forced selling related to the unwinding of a major hedge fund caused significant market dislocations.

Having said that, we continue to be essentially value investors in the high yield market with a long-term investment horizon, and, with significant holdings of our own in the Trust, there is a desirable mutuality of interest in the Trust's performance.

In closing, we are very sorry to report the recent passing of C. Earl Russell. Before retiring in 2005, Earl had been a Trustee of Northeast Investors Trust for 53 years, and his fellow Trustees greatly appreciated his wisdom, his counsel and his keen but appropriate sense of humor. Earl approached his responsibilities as a Trustee with commitment, intelligence and thoughtfulness. He will be missed.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006 (b)           20,285        178,384,607       7.59      1,353,650,499         0.335         0.0000        7.48
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) For the six months ended March 31, 2006

Average Annual Total Return (unaudited)

One year ended March 31, 2006                                           6.55%
Five years ended March 31, 2006                                         6.52%
Ten years ended March 31, 2006                                          6.29%

SEC Yield (unaudited)

Yield calculated as of March 31, 2006: 7.20%

About Your Fund's Expenses (unaudited)
                                Beginning Account Value         Ending Account Value            Expenses Paid During Period
                                       9/30/2005                    3/31/2006                   09/30/2005 - 3/31/2006
Actual Return
4.73%                                   $1,000.00                   $1,047.30                           $6.85
Hypothetical
(5% return before expenses)             $1,000.00                   $1,018.15                           $6.84


Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)

Distribution by Maturity
(% of portfolio)
Under 1 Year     9%
1-5 Years       44%
5-10 Years      39%
10-15 Years      0%
Over 15 Years    8%
               ----
Total          100%

Summary of Net Assets
March 31, 2006 (unaudited)
                                                                                        % of
                                                                        Value           Net Assets
Corporate Bonds & Notes
Advertising                                                             $28,180,750     2.08%
Apparel                                                                   7,043,750     0.52%
Automobile & Truck                                                      115,939,337     8.57%
Broadcast Cable TV                                                       59,862,500     4.42%
Chemicals                                                                84,894,405     6.27%
Conglomerate                                                             13,869,000     1.03%
Drug Stores                                                              35,793,156     2.64%
Electrical Utilities                                                    163,389,654    12.07%
Energy/Natural Resources                                                158,266,142    11.69%
Entertainment                                                            72,804,035     5.38%
Financial Services                                                        1,661,419     0.12%
Food Processing                                                          50,005,950     3.69%
Gaming                                                                  145,795,284    10.77%
Grocery Stores/Distributors                                              14,616,919     1.08%
Health Care Diversified                                                     100,000     0.01%
Independent Power Producer                                               45,875,000     3.39%
Machine/Tools                                                             6,217,200     0.46%
Marketing/Sales                                                          12,415,000     0.92%
Metals & Mining                                                          12,374,633     0.91%
Miscellaneous Manufacturing                                               6,163,238     0.46%
Oil/Gas Exploration                                                       7,175,000     0.53%
Packaging & Container                                                   127,197,366     9.40%
Paper/Forest Products                                                       281,226     0.02%
Products & Manufacturing                                                 21,961,800     1.62%
Retail Food Chains                                                        2,084,134     0.15%
Telecommunications                                                       29,901,048     2.21%
Textiles                                                                     31,948     0.00%
                                                                     --------------    ------
Total Corporate Bonds & Notes                                        $1,223,899,894    90.41%
Total Foreign Bonds                                                      12,599,815     0.93%
Total Common Stocks                                                     175,617,851    12.97%
Total Warrants                                                            6,966,450     0.52%
Total Other                                                               3,482,468     0.26%
                                                                     --------------   -------
Total Investments                                                     1,422,566,478   105.09%
Receivables & Cash                                                       31,843,911     2.35%
                                                                     --------------   -------
Total Assets                                                          1,454,410,389   107.44%
Less Liabilities                                                       (100,759,890)   -7.44%
                                                                     --------------   -------
Net Assets                                                           $1,353,650,499   100.00%
                                                                     ==============   =======

Schedule of Investments
March 31, 2006 (unaudited)

Corporate Bonds & Notes Value
Name of Issuer                                                          Principal               (Note B)
Advertising - 2.08%
Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                         $29,900,000             $28,180,750


Apparel - 0.52%
Levi Strauss & Co. Notes, 7%, 11/01/06                                    7,000,000               7,043,750


Automobile & Truck - 8.57%
Collins and Aikman Products, 10.75%, 12/31/11 (f)                        20,000,000               6,500,000
Delphi Corp. Notes, 6.55%, 6/15/06 (f)                                   36,950,000              22,724,250
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12                                                                  35,310,000              29,042,475
HLI Operating Co. Senior Notes, 10.5%, 6/15/10                           15,684,000              12,743,250
Lear Corp. Series B, 8.11%, 5/15/09 (a)                                  17,000,000              15,810,000
TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)                 23,540,000              26,305,950
TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13                        2,602,000               2,813,412
                                                                                                -----------
                                                                                                115,939,337


Broadcast Cable TV - 4.42%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12                                                                  40,000,000              39,800,000
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%,
4/30/14                                                                   5,000,000               4,987,500
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 7.77688%, 1/15/12                                                   15,000,000              15,075,000
                                                                                                 ----------
                                                                                                 59,862,500


Chemicals - 6.27%
Foamex LP Capital Corp. Senior Secured Notes, 10.75%,
4/01/09                                                                  15,640,000              15,952,800
Lyondell Chemical Senior Secured Notes, 11.125%,
7/15/12 (a)                                                              20,000,000              21,950,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08                       9,624,544              10,105,771
Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                          20,000,000              20,500,000
Polyone Corp., 10.625%, 5/15/10                                           7,940,000               8,595,050
Sterling Chemical, Inc., 10%, 12/19/07                                    8,179,301               7,790,784
                                                                                                 ----------
                                                                                                 84,894,405

Conglomerate - 1.03%
JII Holdings LLC Secured Notes, 13%, 4/01/07                             12,600,000              10,269,000
Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                6,000,000               3,600,000
                                                                                                 ----------
                                                                                                 13,869,000


Drug Stores - 2.64%
Rite Aid Corp. Notes, 7.125%, 1/15/07                                   $29,305,000             $29,488,156
Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                               6,500,000               6,305,000
                                                                                                -----------
                                                                                                 35,793,156

Electrical Utilities - 12.07%
IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%,
11/14/08 (a)                                                             16,790,000              17,545,550
Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)                 50,000,000              54,125,000
Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)               17,000,000              17,595,000
Nevada Power Co. Notes, Series E, 10.875%, 10/15/09                       6,500,000               7,009,385
Northwestern Corp. First Mortgage Notes, Series 144A, 7.3%,
12/01/06 (a)                                                             15,000,000              15,138,150
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                29,000,000              32,697,500
Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)                18,535,000              19,279,069
                                                                                                -----------
                                                                                                163,389,654


Energy/Natural Resources - 11.69%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10 (a)                       29,630,000              31,518,912
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                             9,604,000               9,916,130
Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                           18,655,000              19,354,562
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                           20,000,000              21,140,560
Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                     4,615,000               4,661,150
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                    1,000,000               1,055,000
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                        2,500,000               2,775,000
Parker Drilling Co. Senior Notes, FRN 9.57%, 9/01/10                     15,000,000              15,450,000
Pogo Producing Co. Senior Sub. Notes, Series B, 8.25%,
4/15/11                                                                  11,350,000              11,818,188
Southern Natural Gas Notes, 8.875%, 3/15/10                              10,762,000              11,448,078
Southern Natural Gas Notes, 6.7%, 10/01/07                                9,867,000               9,913,562
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)                  18,000,000              19,215,000
                                                                                                -----------
                                                                                                158,266,142


Entertainment - 5.38%
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12               16,500,000              16,252,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                 12,296,000              11,957,860
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                   16,710,000              14,913,675
Carmike Cinemas Senior Sub. Notes, 7.5%, 2/15/14                          4,000,000               3,670,000
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (b)                                                              34,000,000              26,010,000
                                                                                                 ----------
                                                                                                 72,804,035


Financial Services - 0.12%
Finova Group, Inc. Notes, 7.5%, 11/15/09                                  4,996,750               1,661,419


Food Processing - 3.69%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                $3,419,000              $3,487,380
B&G Foods Senior Sub. Notes, 8%, 10/01/11                                 1,000,000               1,037,500
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                       10,150,000               8,881,250
Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                     22,500,000              20,812,500
Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                         13,032,000              13,162,320
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                           3,500,000               2,625,000
                                                                                                 ----------
                                                                                                 50,005,950


Gaming - 10.77%
Aztar Corp. Senior Sub. Notes, 9%, 8/15/11 (a)                           10,000,000              10,565,000
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                   37,857,000              39,418,601
Park Place Entertainment, 8.875%, 9/15/08 (a)                            26,000,000              27,820,000
Trump Entertainment Resorts, Inc. Secured Notes, 8.5%,
6/01/15                                                                  69,914,327              67,991,683
                                                                                                -----------
                                                                                                145,795,284


Grocery Stores/Distributors - 1.08%
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                     15,000,000               2,325,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                        8,309,000               1,194,419
Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                  11,500,000              11,097,500
                                                                                                 ----------
                                                                                                 14,616,919


Health Care Diversified - 0.01%
Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)             5,000,000                 100,000


Independent Power Producer - 3.39%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (a)                                                              27,000,000              24,772,500
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13 (a)                                                              23,000,000              21,102,500
                                                                                                 ----------
                                                                                                 45,875,000

Machine/Tools - 0.46%
Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%,
2/01/14                                                                   6,908,000               6,217,200


Marketing/Sales - 0.92%
Harry and David, Senior Notes, 9%, 3/01/13                               13,000,000              12,415,000


Metals & Mining - 0.91%
Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                            237,699                 237,699
Holdco Mortgage Notes, 10%, 3/31/11 (c)                                     833,332                 833,332
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (f) (g)                                                          46,230,000               4,276,275
Kaiser Aluminum Chemical Corp. Senior Notes, Series B,
10.875%, 10/15/06 (f)                                                    12,000,000               6,240,000
Kaiser Aluminum Chemical Corp. Senior Notes, Series D,
10.875%, 10/15/06 (f)                                                     1,500,000                 780,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                       7,776,278                       8
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                    7,286,184                       8
National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)              584,868                   7,311
                                                                                                 ----------
                                                                                                 12,374,633


Miscellaneous Manufacturing - 0.46%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                         6,645,000               6,163,238



Oil/Gas Exploration - 0.53%
Newfield Exploration Co. Senior Notes, Series B, 7.45%,
10/15/07 (a)                                                              7,000,000               7,175,000



Packaging & Container - 9.40%
Consolidated Container Senior Discount Notes, 0/10.75%,
6/15/09 (b)                                                               5,500,000               5,060,000
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                     30,000,000              30,525,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                    20,000,000              20,200,000
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (f)                  25,000,000              24,690,100
Pliant Corp. Secured PIK Notes, Series 144A, 11.625%,
6/15/09                                                                  16,658,273              18,657,266
Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%,
11/15/13                                                                 27,500,000              25,850,000
Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%,
8/15/12                                                                   2,000,000               2,215,000
                                                                                                -----------
                                                                                                127,197,366


Paper/Forest Products - 0.02%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (f)                                                       14,061,292                 281,226


Products & Manufacturing - 1.62%
Motors and Gears, Inc. Senior Notes, Series D, 10.75%,
11/15/06                                                                 22,410,000              21,961,800


Retail Food Chains - 0.15%
Denny's Corp. Holding, Inc., 10%, 10/01/12                                  455,000                 469,788
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (c) (f)                     942,093                 449,976
Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (d)                      4,657,480               1,164,370
                                                                                                  ---------
                                                                                                  2,084,134


Telecommunications - 2.21%
Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                  30,127,000              29,901,048


Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)               11,750,000                  29,375
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)           25,725,000                   2,573
                                                                                                     ------
                                                                                                     31,948

Total Corporate Bonds & Notes - 90.41%
(cost - $1,422,889,042)                                                                      $1,223,899,894

Foreign Bonds                                                                                        Value
Name of issuer                                                          Principal                   (Note B)

Foreign Bonds - 0.93%
Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)              $8,481,129              $3,210,107
Republic of Argentina, Series Discount, 8.28%, 12/31/33                   9,507,344               9,340,965
Euro Stabilization Advances, 12/15/26                                   GBP 133,613                  48,743
                                                                                                -----------
Total Foreign Bonds - (cost - $11,359,584)                                                      $12,599,815


Stocks                                                                  Number of               Value
Name of Issuer                                                          Shares                  (Note B)
Common Stock - 12.97%
American Restaurant Group, Inc. (c) (h)                                     712,879              $7,528,002
Catalina Restaurant Group (c) (h)                                           276,475                 276,475
Chubb Corp.                                                                 222,360              21,222,038
Core-Mark Holding Co., Inc. (h)                                             224,333               8,582,981
Crunch Equity Holdings (d) (h)                                               12,237              12,237,000
Darling International, Inc. (h)                                             745,530               3,489,080
Dictaphone, Inc. (h)                                                        429,055              13,515,233
General Chemical (c) (d) (h)                                                  1,077                 565,425
Haynes International, Inc. (h)                                              471,500              14,616,500
Holdco (c) (h)                                                               23,000                 218,500
International Airline Support Group (h)                                     219,540                   6,586
JPMorgan Chase & Co.                                                        370,000              15,406,800
Kronos Worldwide, Inc.                                                      270,700               8,218,452
Lodgian, Inc. (h)                                                           171,356               2,380,135
MAXXAM, Inc. (h)                                                            200,000               6,500,000
NL Industries                                                               510,200               5,362,202
Ormet Corp. (h)                                                              34,963               6,768,750
The Penn Traffic Co. (h)                                                    164,352               2,793,984
Planet Hollywood International, Inc. (c) (d) (h)                              2,402                      24
Polymer Group, Inc., Class A (h)                                            843,103              22,679,471
Prandium (h)                                                                869,935                   8,699
Safelite Glass Corp., Class B (c) (d) (h)                                   109,677                 712,901
Safelite Realty Corp. (c) (d)                                                 7,403                 222,090
Smurfit-Stone Container (h)                                                 257,142               3,489,417
Sterling Chemical, Inc. (h)                                                 250,443               2,567,041
Tokheim (d) (h)                                                             180,224                     901
Viskase Cos., Inc. (d) (h)                                                1,293,291               4,203,196
WestPoint Stevens, Inc. (h)                                               1,600,000                     480
Zions Bancorporation                                                        145,600              12,045,488
                                                                                               ------------
Total Common Stocks - (cost - $323,261,885)                                                    $175,617,851

Warrants                                                                 Number of                  Value
                                                                         Shares or
Name of Issuer                                                           Units                     (Note B)

Warrants - 0.52%
Republic of Argentina Warrants (h)                                       34,386,574              $3,180,758
Core-Mark Holding Co., Inc. Warrants (c) (h)                                 48,142               1,083,426
General Chemical A Warrants (c) (d) (h)                                         622                 230,405
General Chemical B Warrants (c) (d) (h)                                         461                 113,743
Key Energy Service Warrants (c) (h)                                          15,000               2,358,090
Safelite Glass Corp. A Warrants (c) (d) (h)                                 268,789                       3
Safelite Glass Corp. B Warrants (c) (d) (h)                                 179,192                       2
Sterling Chemical Warrants (c) (h)                                           83,125                      23
                                                                                                 ----------
Total Warrants - (cost - $17,092,034)                                                            $6,966,450


Other                                                                   Number of
                                                                        Shares or                  Value
Name of Issuer                                                          Units                     (Note B)
Other - 0.26%
Trump Entertainment Resorts, Inc. (c) (h)                                   238,525              $3,482,468
                                                                                                 ----------
Total Other - (cost - $3,482,467)                                                                $3,482,468

Total Investments - 105.09%
(cost - $1,778,085,012)                                                                       1,422,566,478
                                                                                              -------------
Net Other Assets - (5.09%)                                                                      (68,915,979)
                                                                                             --------------
Net Assets - 100%                                                                            $1,353,650,499
                                                                                             ==============
(a) All or a portion of security has been pledged to collateralize short-term borrowings.
(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of
March 31, 2006 is $19,450,060, which represents 1.44% of total net assets. All of these securities are deemed to be liquid.
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders, respectively. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on
Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including
Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the
SEC at 1-202-942-8090 for information about the operation of the Public Reference
Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public
Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-
0102. The Trust's reference number as a registrant under the Investment Company Act of
1940 is 811-576.
The accompanying notes are an integral part of the financial statements.


Statement of Assets
and Liabilities (unaudited)
March 31, 2006
Assets
Investments - at market value (cost $1,778,085,012)             $1,422,566,478
Receivable for interest                                             28,717,928
Cash                                                                 1,062,128
Receivable for bonds in liquidation                                  1,408,332
Receivable for shares sold                                             477,488
Receivable for dividends                                               178,035
                                                                --------------
Total Assets                                                     1,454,410,389
Liabilities
Notes Payable                                                      $88,647,164
Accrued expenses                                                     1,173,819
Payable for trustee fees                                             1,696,096
Payable for shares repurchased                                       1,989,450
Payable for investments purchased                                    7,253,361
                                                                   -----------
Total Liabilities                                                  100,759,890

Net Assets                                                      $1,353,650,499
                                                                ==============

Net Assets Consist of:
Capital, at a $1.00 par value                                     $178,384,607
Paid in surplus                                                  1,766,526,675
Distribution in excess of net investment income                    (11,350,013)
Accumulated net realized loss on investments                      (224,392,236)
Net unrealized depreciation of investments                        (355,518,534)
                                                                --------------
Net Assets                                                      $1,353,650,499
                                                                ==============
Net Asset Value, offering price and redemption price per share
                                                                        $7.59
($1,353,650,499/178,384,607 shares)                                     =====

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended March 31, 2006
Investment Income
Interest                                                           $49,077,878
Dividends                                                              995,411
Other Income                                                           116,915
                                                                   -----------
Total Income                                                        50,190,204

Expenses
Interest expense                                                    $4,301,259
Trustee fees                                                         3,317,966
Administrative expenses and salaries                                   627,200
Printing, postage and stationery fees                                  143,500
Legal fees                                                             138,050
Auditing fees                                                          122,210
Computer and related expenses                                           50,800
Insurance                                                               45,500
Commitment fees                                                         42,821
Registration and filing fees                                            21,875
Telephone                                                                8,900
Custodian fees                                                           3,140
Other expenses                                                          25,550
                                                                    ----------
Total Expenses                                                       8,848,771
                                                                    ----------
Net Investment Income                                               41,341,433
                                                                    ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions              (22,848,094)
Change in unrealized appreciation (depreciation) of investments     41,966,861
Net Increase (Decrease) in Net Assets Resulting from Operations    $60,460,200
The accompanying notes are an integral part of the financial statements.

Statements of Changes
in Net Assets

                                                Six Months Ended
                                                   March 31,                            Year Ended
                                                     2006                               September 30,
                                                  (unaudited)                           2005
Increase (Decrease) in Net Assets
From Operations:
Net investment income                           $41,341,433                             $113,065,370
Net realized gain (loss) from investment transactions
                                                (22,848,094)                             (49,867,207)
Change in unrealized appreciation (depreciation) of
investments                                      41,966,861                               63,838,773
                                                -----------                             ------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                       60,460,200                              127,036,936
                                                -----------                             ------------
Distributions to Shareholders from Net Investment
Income                                          (57,576,853)                            (117,812,807)
From Net Trust Share Transactions (Note - D)      3,488,561                             (537,828,939)
                                                -----------                             -------------
Total Increase (Decrease) in Net Assets           6,371,908                             (528,604,810)
                                                -----------                             -------------
Net Assets:
Beginning of Period                           1,347,278,591                             1,875,883,401
                                             --------------                            --------------
End of Period                                $1,353,650,499                            $1,347,278,591
                                             ==============                            ==============
The accompanying notes are an integral part of the financial statements.

Financial Highlights

                        Six Months
                        Ended
                        March 31, 2006                                          Year Ended September 30,
                        (unaudited)                  2005           2004          2003            2002             2001
Per Share Data
Net Asset Value:
Beginning of Period       $7.58                     $7.59         $7.19           $7.05           $7.42           $9.08
Income From Investment
Operations:
Net investment income      0.28                      0.51          0.59            0.56            0.65            0.92
Net realized and unrealized
gain (loss) on investment  0.07                      0.02          0.44            0.14           (0.35)          (1.61)
Total from investment      ----                     -----          ----            ----           ------          ------
operations                 0.35                      0.53          1.03            0.70            0.30           (0.69)
Less Distributions:        ----                     -----          ----            ----           ------          ------
Net investment income     (0.34)                    (0.54)        (0.63)          (0.56)          (0.67)          (0.97)
Capital Gain                -                           -            -               -               -              -
Net Asset Value:
End of Period             $7.59                      $7.58         $7.59          $7.19           $7.05            $7.42
                          =====                      =====         =====          =====           =====            =====
Total Return              4.73%                      7.11%         14.90%         10.43%          4.00%           (8.18%)
Ratios & Supplemental Data
Net assets end of period
(in millions)           $1,353.7                    $1,347.3      $1,875.9       $1,794.7        $1,471.5        $1,172.1
Ratio of operating expenses to
average net assets       1.36%#@                     0.73%          0.67%          0.65%           0.70%           0.86%
Ratio of interest expense to
average net assets       0.66%#@                     0.10%          0.03%          0.00%           0.00%           0.21%
Ratio of net investment income
to average net assets    6.35%#                      6.62%          7.92%          7.97%           8.61%          11.10%
Portfolio turnover rate  10.71%                     45.10%         39.80%         13.47%          17.61%          22.03%
* Includes Interest Expense when applicable
 Per Share Data calculated using the Average Share Method
@Exclusive of interest expense, the ratio of operating expense to average net assets for the six months ended 3/31/06 would have been .70%.
# Annualized
 As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to
September 30, 2002 have not been restated to reflect this change in presentation.
The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
six months ended March 31, 2006 (unaudited)

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on March 31, 2006 was $18,412,584, which represents 1.36% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.
generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the six months ended March 31, 2006 was $140,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2006 was 2,644,284 shares (1.48%).

Note D - Shares of Beneficial Interest
At March 31, 2006, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                        Six Months Ended                Year Ended
                                        March 31, 2006                  September 30, 2005
                                Shares          Amount                  Shares                  Amount
Shares Sold                  35,568,126     $265,458,583              98,629,903              $759,017,115
Shares issued to shareholders in
reinvestment of distributions from net
investment income             5,821,335       42,904,899              11,517,516                88,413,722
                             ----------      -----------              ----------               -----------
                             41,389,461      308,363,482             110,177,419               847,430,837
Shares repurchased          (40,896,195)    (304,874,921)           (179,518,110)           (1,385,259,776)
                            ------------    -------------           ------------            ---------------
Net Increase (Decrease)         493,266       $3,488,561             (69,340,691)            $(537,828,939)

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $144,117,726 and $182,872,575 respectively, for the six months ended March 31, 2006.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2006 the Trust has unused lines of credit amounting to $161,352,836. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2006:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt
outstanding during the period)                                  179,322,019

Weighted average interest rate                                        4.64%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the six months ended March 31, 2006 was as follows:
Distributions paid from:
Ordinary income                                                 $57,576,853
At March 31, 2006 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                      1,784,826,090
Gross unrealized gain                                            73,315,611
Gross unrealized loss                                          (435,575,223)
                                                              --------------
Net unrealized security gain (loss)                            (362,259,612)
                                                              ==============

Trustees and Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, J. Murray Howe, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson.
Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                        Principal Occupation(s)/
Name/Age/Service*                       Position                        Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS

Ernest E. Monrad#                       Trustee                         Trustee of Northeast Investors Growth Fund; Director of
Age: 75                                                                 New America High Income Fund, Inc.; Trustee of
Years of Service: 44                                                    Century Shares Trust and Century Small Cap Select
                                                                        until 07/31/05; Officer and Director of Northeast
                                                                        Investment Management, Inc.; and Director of
                                                                        Northeast Management and Research Co., Inc.

Bruce H. Monrad#                        Trustee and Chairman            Officer and Director of Northeast Investors
Age: 44                                                                 Management, Inc.; Officer of Northeast Investors
Years of Service: 12                                                    Growth Fund.

Williams A. Oates, Jr.                  Vice President                  Trustee and President of Northeast Investors Growth
Age: 63                                                                 Fund; President and Director of Northeast Investment
Years of Service: 31                                                    Management, Inc.; President of Northeast Investors
                                                                        Trust until 6/30/05; Director of Northeast Management
                                                                        and Research Co., Inc.

Gordon C. Barrett                       Executive Vice President        Senior Vice President and Chief Financial Officer of
Age: 48                                 and Chief Financial Officer     Northeast Investors Growth Fund, and Officer of
Years of Service: 18                                                    Northeast Investment Management, Inc. and Northeast
                                                                        Management and Research Co., Inc.

Robert B. Minturn                       Clerk, Vice President, and      Trustee, Clerk, Vice President and Chief Legal Officer
Age: 66                                 Chief Legal Officer             of Northeast Investors Growth Fund; Director of
Years of Service: 25                                                    Investment Management, Inc. and Northeast
                                                                        Management and Research Co., Inc.; Trustee Northeast
                                                                        Investors Trust until June 30, 2005
INDEPENDENT TRUSTEES
Fred L. Glimp                           Trustee                         Special Assistant to President and former Vice
Age: 79                                                                 President for Alumni Affairs and Development of
Years of Service: 25                                                    Harvard University

J. Murray Howe                          Trustee                         Of counsel to the law firm of Sullivan and Worcester
Age: 81
Years of Service: 19

Peter J. Blampied                       Trustee                         President of Corcoran Management Co., Inc., Director
Age: 63                                                                 of Access Capital Strategies, LLC
Years of Service: 5

Marshall I. Goldman                     Trustee                         Kathryn Wasserman Davis Professor of Russian
Age: 75                                                                 Economics (Emeritus) at Wellesley College; Associate
Years of Service: 1                                                     Director of the Davis Center for Russian and Eurasian
                                                                        Studies at Harvard University until 2006; Director of
                                                                        Century Bank & Trust Co.

George P. Beal                          Trustee                         Managing Partner, Boston Family Office LLC
Age: 52
Years of Service: 1

Charles R. Daugherty                    Trustee                         Managing Partner, Stanwich Advisors, LLC
Age: 52
Years of Service: 1

Hon. Maurice H.                         Trustee                         Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of Massachusetts
Age: 77                                                                 Medical School
Years of Service: 1


* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad                        Fred L. Glimp
J. Murray Howe                          Bruce H. Monrad
Peter J. Blampied                       George P. Beal
Charles R. Daugherty                    Hon. Maurice H. Richardson
Marshall I. Goldman

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President & CFO
Robert B. Minturn, Vice President & Clerk
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

                           Northeast Investors Trust
                               150 Federal Street
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588



The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.



Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.





                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 31, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 31, 2006


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 31, 2006


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 31, 2006
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 31, 2006
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended March 31, 2006 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  May 31, 2006
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  May 31, 2006
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.